RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 25, 2022	Mar. 31, 2023	Dec. 31, 2022	Jan. 10, 2022
Promissory Note with Related Party | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note				$ 175,000
Amount of borrowed				$ 150,000
Debt outstanding amount		$ 0	$ 0
Administrative Support Agreement
RELATED PARTY TRANSACTIONS
Total administrative services expense		$ 30,000	$ 100,000
Administrative Support Agreement | Sponsor
RELATED PARTY TRANSACTIONS
Expenses per month	$ 10,000